Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Schedule of Other Non-Current Assets [Abstract]
Security deposits	$ 324,948	$ 425,669	$ 363,275
Other non current assets	$ 324,948	$ 425,669	$ 363,275